Hartford Life Insurance Company Separate Account Three:
333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Company Separate Account Three:
333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook

Supplement Dated August 11, 2009 to your Prospectus Dated May 1, 2009

Supplement Dated August 11, 2009 to your Prospectus

Effective as of the close of business on November 13, 2009, the Putnam VT Growth and Income Fund and the Putnam VT Voyager Fund will be re-opened.  Any reference in your prospectus to the Funds being closed are deleted as of that date.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-7937